Fair Value - Narrative (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Loans Held for Investment - Reverse Mortgages [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Life	6 years 8 months 12 days	6 years 11 months 23 days
Repayment rate	19.39%	19.26%
Discount rate	2.95%	3.19%
Minimum [Member] | Loans Held for Investment - Reverse Mortgages [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Life	6 years 3 months 29 days	6 years 6 months 29 days
Repayment rate	4.85%	4.82%
Maximum [Member] | Loans Held for Investment - Reverse Mortgages [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Life	10 years 2 months 19 days	10 years 7 months 28 days
Repayment rate	53.75%	53.75%
HMBS - Related Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Life		5 years 7 months 17 days
Repayment rate		19.26%
Discount rate		2.39%
HMBS - Related Borrowings [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Life		4 years 11 months 9 days
Repayment rate		4.82%
HMBS - Related Borrowings [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Life		10 years 7 months 28 days
Repayment rate		53.75%
Mortgage Servicing Rights - Amortized Costs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	9.30%	11.52%
Prepayment rate	12.67%	14.94%
Delinquency rate	14.39%	23.20%
Interest rate for computing float earnings	5 years
Advance financing cost	5 years
Mortgage Servicing Rights - Amortized Costs [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate		9.25%
Prepayment rate		10.97%
Delinquency rate		6.89%
Fair value input, interest rate		0.00%
Mortgage Servicing Rights - Amortized Costs [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate		15.18%
Prepayment rate		17.54%
Delinquency rate		31.94%
Fair value input, interest rate		3.50%
Fair Value Mortgage Servicing Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate		9.01%
Prepayment rate		9.77%
Fair Value Agency Mortgage Servicing Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	9.00%
Prepayment rate	10.80%
Delinquency rate	1.10%
Interest rate for computing float earnings	5 years
Advance financing cost	5 years
Fair Value Non-Agency Mortgage Servicing Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	14.94%
Prepayment rate	16.48%
Delinquency rate	29.80%
Fair Value Non-Agency Mortgage Servicing Rights [Member] | LIBOR [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value input, interest rate	3.50%
Interest rate for computing float earnings	1 month
Mortgage Servicing Rights Pledged [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	14.77%	15.40%
Prepayment rate	16.98%
Delinquency rate	30.75%
Mortgage Servicing Rights Pledged [Member] | LIBOR [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value input, interest rate	3.50%
Interest rate for computing float earnings	1 month
Mortgage Servicing Rights Pledged [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepayment rate		13.50%
Delinquency rate		30.30%
Mortgage Servicing Rights Pledged [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepayment rate		24.80%
Delinquency rate		35.10%
HMBS - Related Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Life	5 years 6 months 14 days
Repayment rate	19.39%
Discount rate	2.27%
HMBS - Related Borrowings [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Life	4 years 10 months 6 days
Repayment rate	4.85%
HMBS - Related Borrowings [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Life	10 years 2 months 19 days
Repayment rate	53.75%